Property, Plant and Equipment	6 Months Ended
Dec. 31, 2023
Property, Plant and Equipment
Property, Plant and Equipment

4.Property, Plant and Equipment

					Land for
					future
					South
			Demonstration	Aqualung	West
			plant (formerly	Carbon	Arkansas
	Leasehold	Furniture	Pilot plant)	Capture	Project
Cost	improvements	and fixtures	(Note 7)	pilot plant	plant	Total
	$	$	$	$	$	$
June 30, 2022	—	—	26,649	—	—	26,649
Additions	187	12	—	1,778	—	1,977
June 30, 2023	187	12	26,649	1,778	—	28,626
Additions	—	22	—	68	939	1,029
Effect of foreign exchange translation	—	—	(1)	(3)	—	(4)
December 31, 2023	187	34	26,648	1,843	939	29,651

Accumulated amortisation
June 30, 2022	—	—	(25,664)	—	—	(25,664)
Amortisation	(6)	(1)	(207)	—	—	(214)
Effect of foreign exchange translation	—	—	17	—	—	17
June 30, 2023	(6)	(1)	(25,854)	—	—	(25,861)
Amortisation	(25)	(2)	—	(407)	—	(434)
Effect of foreign exchange translation	—	—	1	9	—	10
December 31, 2023	(31)	(3)	(25,853)	(398)	—	(26,285)

Net book value
June 30, 2022	—	—	985	—	—	985
June 30, 2023	181	11	795	1,778	—	2,765
December 31, 2023	156	31	795	1,445	939	3,366